Redeemable Convertible Preferred Stock and Warrants - Authorized, Issued, and Outstanding Redeemable Convertible Preferred Stock - Additional Information (Detail) - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	May. 31, 2015	Apr. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	May. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2008
Temporary Equity [Line Items]
Preferred stock, shares authorized			10,000,000	10,000,000	109,483,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		10,000,000		109,483,000				25,000,000
Redeemable convertible preferred stock, par value		$ 0.0001						$ 0
Redeemable convertible preferred stock, shares outstanding			0	41,737,048		34,481,623	34,481,623
Number of preferred shares converted to common shares				5,332,348
Undesignated Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized			10,000,000
Redeemable convertible preferred stock, shares outstanding			0
IPO
Temporary Equity [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001
Common stock | IPO
Temporary Equity [Line Items]
Number of preferred shares converted to common shares	5,980,564	5,980,564	5,980,564